Investment Securities - Summary of Securities Available for Sale in an Unrealized Loss Position (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	$ 44,182	$ 2,669,066
Less than 12 months, Unrealized Losses	754	209,141
12 months or longer, Fair Value	3,688,251	1,757,697
12 months or longer, Unrealized Losses	362,843	260,921
Total, Fair Value	3,732,433	4,426,763
Total, Unrealized Losses	363,597	470,062
U.S. Treasury Securities and Obligations of U.S. Government Corporations and Agencies [Member]
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	4,625	473,025
Less than 12 months, Unrealized Losses	11	13,628
12 months or longer, Fair Value	477,615	48,793
12 months or longer, Unrealized Losses	7,681	5,299
Total, Fair Value	482,240	521,818
Total, Unrealized Losses	7,692	18,927
State and Political Subdivisions [Member]
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	2,050	496,328
Less than 12 months, Unrealized Losses	193	63,019
12 months or longer, Fair Value	517,186	192,234
12 months or longer, Unrealized Losses	79,575	47,654
Total, Fair Value	519,236	688,562
Total, Unrealized Losses	79,768	110,673
Residential Mortgage-Backed Securities, Agency [Member]
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	9,755	623,587
Less than 12 months, Unrealized Losses	51	70,744
12 months or longer, Fair Value	1,038,632	550,135
12 months or longer, Unrealized Losses	167,759	123,787
Total, Fair Value	1,048,387	1,173,722
Total, Unrealized Losses	167,810	194,531
Residential Mortgage-Backed Securities, Non-agency [Member]
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	8,964	58,839
Less than 12 months, Unrealized Losses	101	2,083
12 months or longer, Fair Value	81,647	42,901
12 months or longer, Unrealized Losses	9,652	7,346
Total, Fair Value	90,611	101,740
Total, Unrealized Losses	9,753	9,429
Commercial Mortgage-Backed Securities Agency [Member]
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	0	396,380
Less than 12 months, Unrealized Losses	0	27,469
12 months or longer, Fair Value	456,866	163,226
12 months or longer, Unrealized Losses	52,275	37,754
Total, Fair Value	456,866	559,606
Total, Unrealized Losses	52,275	65,223
Asset-backed Securities [Member]
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	15,866	425,482
Less than 12 months, Unrealized Losses	216	14,134
12 months or longer, Fair Value	829,778	486,129
12 months or longer, Unrealized Losses	11,238	18,068
Total, Fair Value	845,644	911,611
Total, Unrealized Losses	11,454	32,202
Single Issue Trust Preferred Securities [Member]
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	2,922	0
Less than 12 months, Unrealized Losses	182	0
12 months or longer, Fair Value	12,219	13,109
12 months or longer, Unrealized Losses	1,057	1,146
Total, Fair Value	15,141	13,109
Total, Unrealized Losses	1,239	1,146
Other Corporate Securities [Member]
Schedule of Investments [Line Items]
Less than 12 months, Fair Value	0	195,425
Less than 12 months, Unrealized Losses	0	18,064
12 months or longer, Fair Value	274,308	261,170
12 months or longer, Unrealized Losses	33,606	19,867
Total, Fair Value	274,308	456,595
Total, Unrealized Losses	$ 33,606	$ 37,931